Derivatives recognized as hedging instruments	12 Months Ended
Dec. 31, 2017
Derivatives Recognized As Hedging Instruments
Derivatives recognized as hedging instruments
(26)	Derivatives recognized as hedging instruments

Financial instruments recognized as hedging instruments at fair value though other comprehensive income as of December 31, 2017 and 2016 are the following:

	Notes	December 31, 2017	December 31, 2016
Cash flow hedges – Assets
Fuel price hedges		$20,549	$25,540
Interest rate		2,990	797

Total	12	$23,539	$26,337

Cash flow hedges – Liabilities
Interest Rate	22	$—	$20

Total		$—	$20

Financial assets and liabilities at fair value through other comprehensive income reflect the change in fair value of fuel price derivative contracts designated as cash flow hedges. Hedged items are designated future purchases deemed as highly probable forecast transactions.

Cash flow hedges liabilities are recognized within Other Liabilities in the Consolidated Statement of Financial Position.

The Company purchases jet fuel on an ongoing basis as its operating activities require a continuous supply of this commodity. The increased volatility in jet fuel prices has led the Company to the decision to enter into commodity contracts. These contracts are expected to reduce the volatility attributable to fluctuations in jet fuel prices for highly probable forecast jet fuel purchases, in accordance with the risk management strategy outlined by the Board of Directors. The contracts are intended to hedge the volatility of the jet fuel prices for a period between three and twelve months based on existing purchase agreements.

The following table indicates the periods in which the cash flows associated with cash flow hedges are expected to occur, and the fair values of the related hedging instruments.

	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$20,549	$20,549	$—
Interest rate
Assets	$2,990	$—	$2,990

The following table indicates the periods in which the cash flows associated with the cash flow hedges are expected to be presented, and the fair value of the hedging instruments related to December 31, 2016:

	Fair Value	1-12 months
Fuel price
Assets	$25.540	$25.540
Interest rate
Assets	$797	$797
Liabilities	$20	$20

The terms of the cash flos hedging contracts have been negotiated for the expected highly probable forecast transactions to which hedge accounting has been applied. As of December 31, 2017, 2016 and 2015, a net gain relating to the hedging instruments of $6,385, $21,712 and $77,308 respectively is included in other comprehensive income (see Note 24).